Redeemable Convertible Preferred and Pre-IPO Class B Ordinary Shares	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED AND PRE-IPO CLASS B ORDINARY SHARES
15.	REDEEMABLE CONVERTIBLE PREFERRED AND PRE-IPO CLASS B ORDINARY SHARES

As described in note1 (a), pursuant to a shares purchase agreement, the Company issued Pre-IPO Class B Ordinary Shares to Mr. Chen, Red Better and Shunwei during the Reorganization, and the Company also issued totaling 18,181,818 shares (with par value of US$0.0001) of Series A Preferred Shares for US$1.1000 per share with total consideration of US$20,000, including conversion of the outstanding bridge loans of US$5,250.

The significant terms of the Series A Preferred Shares and Pre-IPO Class B Ordinary Shares issued by the Company are as follows:

Conversion rights

Optional Conversion

Each holder of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares shall have the right, at such holder’s sole discretion, to convert all or any portion of the Series A Preferred Shares and Pre-IPO Class B Ordinary Shares into Class A Ordinary Shares at any time. The conversion rate for Series A Preferred Shares and Pre-IPO Class B Ordinary Shares shall be determined by dividing applicable Share Issue Price by the conversion price then in effect at the date of the conversion. The initial conversion price will be the applicable Share Issue Price (i.e., a 1-to-1 initial conversion ratio), and thereafter shall be subject to adjustment and readjustment from time to time as hereinafter provided, being no less than par value. Adjustments of conversion ratios include the following:

(1)	Adjustment of applicable conversion price upon issuance of additional ordinary shares below the applicable conversion price.
(2)	Adjustments for share dividends, subdivisions, combinations or consolidations of class A ordinary shares.
15.	REDEEMABLE CONVERTIBLE PREFERRED AND PRE-IPO CLASS B ORDINARY SHARES (Continued)
(3)	Adjustments for other distributions.
(4)	Adjustments for reclassification, exchange and substitution.

Automatic Conversion

Each Series A Preferred Share and Pre-IPO Class B Ordinary Share shall automatically be converted into class A ordinary shares, at the then applicable preferred share conversion price upon the closing of a Qualified IPO;

Voting rights

Each Series A Preferred Share and Pre-IPO Class B Ordinary Share shall carry a number of votes equal to the number of class A ordinary shares then issuable upon its conversion into class A ordinary shares at the record date for determination of the shareholders entitled to vote on such matters, or, if no such record date is established, at the date such vote is taken or any written consent of shareholders is solicited. To the extent that applicable law, Memorandum and Articles of the Company require the Series A Preferred Shares and Pre-IPO Class B Ordinary Shares to vote separately as a class with respect to any matters, the Series A Preferred Shares and Pre-IPO Class B Ordinary Shares shall vote separately as a class with respect to such matters. Otherwise, the holders of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares and class A ordinary shares shall vote together as a single class.

Redemption rights

Redemption Condition for Series A Preferred Shares and Pre-IPO Class B Ordinary Shares:

The Series A Preferred Shares and Pre-IPO Class B Ordinary Shares are redeemable at any time after the earlier of:

i)	the fifth anniversary of the date on which the closing of the shares issuance pursuant to the share purchase agreement (the “Closing Date”), if the Company has not consummated a Qualified IPO;
ii)

any material breach by the Founder or the Group, of any representatives, warranties or covenants of the transaction documents and not cured within six (6) months (the “Redemption Start Date”), then subject to the applicable laws of the Cayman Islands and, if so requested by any investor, the Company and the Founder shall redeem all or part of the outstanding Series A Preferred Shares and/or Pre-IPO Class B Ordinary Shares held by such Investor (collectively, the “Redeemable Shares”) in cash out of funds legally available therefor.

The redemption price of each Series A Preferred Share and Pre-IPO Class B Ordinary Share shall be the sum of the Series A Preferred Shares and Pre-IPO Class B Ordinary Shares issuance price, respectively: Plus 6% compound interest return per annum on the issuance price; plus all declared but unpaid dividends per Series A Preferred Shares and Pre-IPO Class B Ordinary Shares.

If the Company does not have sufficient cash or funds legally available to redeem any of the redeemable shares required to be redeemed, the Company and the Founder shall use their best effort to cause the remaining redeemable shares to be purchased, including without limitation, to seek, facilitate and procure third parties to acquire the remaining redeemable shares on terms and conditions acceptable to the relevant redemption holders.

Dividends rights

Holders of outstanding Series A Preferred Shares shall be entitled to receive dividends, out of any assets legally available therefor, prior and in preference to any declaration or payment of any dividend (whether in cash, in property or in shares of the capital of the Company) on the ordinary shares or any other class or series of shares of the Company, at the rate of eight percent (8%) of the preferred share issue price per share (as adjusted for any subdivisions, consolidations, bonus issues, reclassifications and the like) per annum on each Series A Preferred Shares, payable in U.S. dollars and annually when, as and if declared by the Board. Such distributions shall be cumulative. Holders of the Series A Preferred Shares shall also be entitled to receive any non-cash dividends declared by the Board on an as-converted basis.

After payment of the dividends distributed to the holders of Series A Preferred Shares, any additional dividends or distributions shall be distributed to the holders of Pre-IPO Class B Ordinary Shares, prior and in preference to any declaration or payment of any dividend (whether in cash, in property or in shares of the capital of the Company) on the class A ordinary shares or any other class or series of shares of the Company, at the rate of eight percent (8%) of the deemed Pre-IPO Class B Ordinary Share issue price per share (as adjusted for any subdivisions, consolidations, bonus issues, reclassifications and the like) per annum on each Pre-IPO Class B Ordinary Share, payable in U.S. dollars and annually when, as and if declared by the Board. Such distributions shall be cumulative. Holders of the Pre-IPO Class B Ordinary Shares shall also be entitled to receive any non-cash dividends declared by the Board on an as-converted basis.

15.	REDEEMABLE CONVERTIBLE PREFERRED AND PRE-IPO CLASS B ORDINARY SHARES (Continued)

Liquidation rights

Liquidation Preferences

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, all assets and funds of the Company legally available for distribution among holders of the outstanding Shares (on an as-converted to basis) in the following order and manner:

i)

the holders of the Series A Preferred Shares shall be entitled to receive, prior to any distribution to the holders of the ordinary shares or any other class or series of shares then outstanding, an amount per Series A Preferred Share equal to (a) one hundred and fifty percent (150%) of the preferred share issue price, plus (b) all declared but unpaid dividends thereon (collectively, the “Preferred Share Preference Amount”). If the Company has insufficient assets to permit payment of the Preferred Share Preference Amount in full to all holders of Series A Preferred Shares, then the assets of the Company shall be distributed ratably to the holders of the Series A Preferred Shares in proportion to the full Preferred Share Preference Amount.

ii)

after the full Preferred Share Preference Amount on all outstanding Series A Preferred Shares has been paid, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed to the holders of Pre-IPO Class B Ordinary Shares, prior to the holders of the class A ordinary shares or any other class or series of shares then outstanding, an amount per Pre-IPO Class B Ordinary Share equal to (a) one hundred and fifty percent (150%) of the deemed Pre-IPO Class B Share issue price, plus (b) all declared but unpaid dividends thereon (collectively, the “Class B Share Preference Amount”, collectively with the Preferred Share Preference Amount, the “Preference Amount”). After the full Preferred Share Preference Amount has been paid, if the remaining assets are insufficient to permit payment of the Class B Share Preference Amount in full to all holders of Pre-IPO Class B Ordinary Shares, then the remaining assets of the Company shall be distributed ratably to the holders of the Pre-IPO Class B Ordinary Shares in proportion to the full Class B Share Preference Amount.

iii)

after the full Preference Amount on all outstanding Series A Preferred Shares and Pre-IPO Class B Ordinary Shares has been paid, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed on a pro rata, pari passu basis among the holders of the Preferred Shares (on an as-converted basis), together with the holders of the Ordinary Shares.

Liquidation Event

The following events shall be deemed as a liquidation, dissolution or winding up of the Company (each, a “Liquidation Event”):

(i)	any acquisition of the Company (whether by a sale of equity, merger or consolidation) in which in excess of 50% of the Company’s voting power outstanding before such transaction is transferred;
(ii)	a sale of all or substantially all of the Company’s assets and no substantial business operations will be continued by the Company.

Accounting of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares

The Company classified the Series A Preferred Shares and Pre-IPO Class B Ordinary Shares as mezzanine equity in the consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The Series A Preferred Shares and Pre-IPO Class B Ordinary Shares are recorded initially at fair value, net of issuance costs.

Prior to the Reorganization, the 40% initial equity interests of Foshan Viomi held by the Founder for himself has liquidation preference, and the 40% initial equity interests of Foshan Viomi held by Tianjin Jinxing has liquidation preference and also becomes redeemable in the event of a breach of contract by Foshan Viomi.

Upon completion of the Reorganization, both the Founder and Tianjin Jinxing’s equity interests in Foshan Viomi are exchanged into 67,636,364 Pre-IPO Class B Ordinary Shares of the Company, respectively. After the Reorganization, the most significant change in the provision is the addition of redemption clause which allows the holders of the Pre-IPO Class B Ordinary Shares to redeem the Pre-IPO Class B Ordinary Shares if there are no Qualified IPO after the fifth anniversary of the Closing Date.

15.	REDEEMABLE CONVERTIBLE PREFERRED AND PRE-IPO CLASS B ORDINARY SHARES (Continued)

This transaction was considered as an extinguishment of the previous equity interests and therefore, the Pre-IPO Class B Ordinary Shares are measured at its fair value on the extinguishment date.

The Group recognizes changes in the redemption value ratable over the redemption period. Increases in the carrying amount of the redeemable preferred shares are recorded by charges against retained earnings, or in the absence of retained earnings, by charges as reduction of additional paid-in capital until additional paid-in capital is reduced to zero. Once additional paid-in capital is reduced to zero, the redemption value measurement adjustment is recognized as an increase in accumulated deficit.

The change in the balance of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares included in mezzanine equity for the years ended December 31, 2017 and 2018 are as follows:

	Series A Preferred Shares	Pre-IPO Class B Ordinary Shares held by the Founder(1)(2)	Pre-IPO Class B Ordinary Shares- owned by Xiaomi(1)	Total
	RMB	RMB	RMB	RMB
Balance as of January 1, 2017	151,279	54,545	218,175	423,999
Accretion of preferred shares	8,834	—	—	8,834
Foreign exchange	(9,068)	(3,169)	(12,668)	(24,905)
Balance as of December 31, 2017	151,045	51,376	205,507	407,928
Accretion of preferred shares	6,563	—	—	6,563
Foreign exchange	7,487	2,437	9,743	19,667
Conversion of Series A Preferred Shares and Pre- IPO Class B Ordinary Shares to ordinary shares upon the completion of the IPO on September 25, 2018	(165,095)	(53,813)	(215,250)	(434,158)
Balance as of December 31, 2018	—	—	—	—

(1)

The carrying amount of Pre-IPO Class B Ordinary Shares is higher than the redemption value, which is based on the original investment amount in 2014. Therefore no accretion was recorded for the years ended December 31, 2017 and 2018.

(2)

Out of the 67,636,364 Pre-IPO Class B Ordinary Shares held by the Founder, 50,727,273 Pre-IPO Class B ordinary shares held by the Founder pursuant to the restricted share arrangement is included in liability award.